Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Common Stock
10. Common Stock
The holders of the common stock are entitled to one vote for each share of common stock. Subject to the payment in full of all preferential dividends to which the holders of the preferred stock are entitled, the holders of common stock shall be entitled to receive dividends out of funds legally available. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, after the payment or provision for payment of all debts and liabilities of the Company and all preferential amounts to which the holders of preferred stock are entitled with respect to the distribution of assets in liquidation, the holders of common stock shall be entitled to share ratably in the remaining assets of the Company available for distribution.
2011 Stock Incentive Plan:
In 2011, the Company’s Board of Directors approved the 2011 Stock Incentive Plan, (“2011 Plan”), which provides for the grant of incentive stock options, nonqualified stock options, and restricted stock to employees, directors, and nonemployees of the Company up to an aggregate of 11,737,602 shares of the Company’s common stock. 1,878,907 shares remain available for issuance under the 2011 Plan as of June 30, 2022.
Options generally vest based on the grantee’s continued service with the Company during a specified period following a grant as determined by the Board of Directors and expire ten years from the grant date. In general, awards typically vest in four years, but vesting conditions can vary based on the discretion of the Company’s Board of Directors. Stock-based compensation expense is classified in the condensed consolidated statements of operations and comprehensive loss as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$841	$265	$1,450	$512
Selling, general and administrative	1,128	693	2,589	1,288

Total	$1,969	$958	$4,039	$1,800

A summary of the Company’s stock option activity and related information is as follows:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance, December 31, 2021	7,529,063	$3.89	7.28	$4,020
Granted	1,334,379	$11.58
Cancelled	(458,986)	$4.55
Exercised	(28,281)	$3.73

Balance, June 30, 2022	8,376,175	$5.08	7.13	$54,482

Exercisable, June 30, 2022	5,110,692	$3.77	5.99	$39,901

Options vested and expected to vest, June 30, 2022	8,376,175	$5.08	7.13	$54,482

The fair value of all option activity was estimated at the date of grant using Black-Scholes with the following weighted-average assumptions for the six months ended June 30, 2022:

Fair value of common stock	$11.58
Expected volatility	96.21%
Expected term (in years)	6.03
Risk-free interest rate	1.73%
Expected dividend yield	0.00%
There was no option activity for the six months ended June 30, 2021.
The weighted average grant-date fair value of stock options granted to employees during the six months ended June 30, 2022 was $8.97 per share. There were no options granted during the six months ended June 30, 2021.
During the six months ended June 30, 2022, the aggregate intrinsic value of stock option awards exercised was $222. There were no stock option awards exercised during the six months ended June 30, 2021. Aggregate intrinsic value represents the difference between the exercise price and the fair value of the underlying common stock on the date of exercise.
As of June 30, 2022 there was $17,069 of unrecognized compensation cost related to unvested stock option grants to employees under the Plan, which is expected to be recognized over a weighted-average period of 3.0 years.

9.	Common Stock
The holders of the common stock are entitled to one vote for each share of common stock. Subject to the payment in full of all preferential dividends to which the holders of the preferred stock are entitled, the holders of common stock shall be entitled to receive dividends out of funds legally available. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, after the payment or provision for payment of all debts and liabilities of the Company and all preferential amounts to which the holders of preferred stock are entitled with respect to the distribution of assets in liquidation, the holders of common stock shall be entitled to share ratably in the remaining assets of the Company available for distribution.
Common Stock Warrants:
In August 2020, the Company modified the Loan and Security Agreement (see Note 7). In conjunction with this modification, the Company issued warrants to the lender to purchase a total of 62,496 shares of common stock with an exercise price of $6.84 per share, of which, 15,624 were fully vested and immediately exercisable. These warrants were determined to be a separate freestanding instrument from the First Loan Modification Agreement. The Company also concluded that the remaining warrants that could vest in future periods in connection with the potential drawing down of additional tranches will be treated as separate issuances if and when they are issued. The Company considered the accounting for the warrants and concluded that they met the requirements for equity classification under ASC
815-40.
Upon initial issuance, the 15,624 vested warrants to purchase the Company’s common stock were recorded at fair value. The Company utilized the Black-Scholes option valuation approach to value the common warrants that were issued, resulting in an estimated fair value of $75. The Company recorded this amount as an increase to additional paid in capital and an increase to debt issuance costs (see Note 7).
In May 2021, the Company entered into the Amended and Restated Loan and Security Agreement (see note 7). In conjunction with this modification, the Company issued warrants to the Lenders to purchase a total of 195,396 shares of common stock with an exercise price of $4.40 per share, of which, 73,274 were fully vested and immediately exercisable. These warrants were determined to be a separate freestanding instrument from the Amended and Restated Loan and Security Agreement. The Company also concluded that the remaining warrants that could vest in future periods in connection with additional loan advances will be treated as separate issuances if and when they are issued. The Company considered the accounting for the warrants and concluded that they met the requirements for equity classification under ASC
815-40.
Upon initial issuance, the 73,274 vested warrants to purchase the Company’s common stock were recorded at fair value. The Company utilized the Black-Scholes option valuation approach to value the common warrants that were issued, resulting in an estimated fair value of $268. The Company recorded this amount as an increase to additional paid-in
capital and an increase to debt issuance costs (see Note 7).
The Company determined the fair value of the warrants using the Black-Scholes option model with the following assumptions:

First Loan Modification Agreement Warrants
Fair value of common stock	$6.84
Expected volatility	67.70%
Expected term (in years)	9.95
Risk-free interest rate	0.72%
Expected dividend yield	0.00%
Amended and Restated Loan and Security Agreement Warrants
Fair value of common stock	$4.40
Expected volatility	95.00%
Expected term (in years)	10.00
Risk-free interest rate	1.56%
Expected dividend yield	0.00%
2011 Stock Incentive Plan:
In 2011, the Company’s Board of Directors approved the 2011 Stock Incentive Plan, (“2011 Plan”), which provides for the grant of incentive stock options, nonqualified stock options, and restricted stock to employees, directors, and nonemployees of the Company up to an aggregate of 11,737,602 shares of the Company’s common stock. 2,754,300 shares remain available for issuance under the 2011 Plan as of December 31, 2021.
Options generally vest based on the grantee’s continued service with the Company during a specified period following a grant as determined by the Board of Directors and expire ten years from the grant date. In general, awards typically vest in four years but vesting conditions can vary based on the discretion of the Company’s

Board of Directors. Stock-based compensation expense is classified in the consolidated statements of operations and comprehensive loss as follows:

	Years Ended December 31,
	2021	2020
Research and development	$1,340	$988
Selling, general and administrative	3,573	1,910

Total	$4,913	$2,898

A summary of the Company’s stock option activity and related information is as follows:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance, December 31, 2020	6,020,392	$4.53	7.25	$13,878
Granted	5,783,942	$4.40
Cancelled	(3,978,900)	$5.85
Exercised	(296,371)	$0.89

Balance, December 31, 2021	7,529,063	$3.89	7.28	$4,020

Exercisable, December 31, 2021	4,366,874	$3.52	6.11	$4,020
Options vested and expected to vest, December 31, 2021	7,529,063	$3.89	7.28	$4,020
In August 2021, the Board of Directors of the Company approved the reduction in exercise price of certain stock options granted to 60 grantees during the period from April 2018 to December 2020, with original exercise prices ranging from $5.67 to $6.84. The exercise price for these stock options was reduced to $4.40 per share. Incremental compensation expense on the repricing date was $351. There were no changes in the vesting schedule or maturity term of these repriced stock options.
The fair value of all option activity was estimated at the date of grant using Black-Scholes with the following weighted-average assumptions:

	Years Ended December 31,
	2021	2020
Fair value of common stock	$4.40	$6.29
Expected volatility	98.73%	93.50%
Expected term (in years)	4.88	5.94
Risk-free interest rate	0.81%	0.46%
Expected dividend yield	0.00%	0.00%
Exercise price:
In determining the exercise prices for options granted, the Board of Directors has considered the fair value of the common stock as of each grant date. The fair value of the common stock underlying the stock options has been determined by the Board of Directors at each award grant date based upon a variety of factors, including the results obtained from independent third-party valuations, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current clinical and management team, an evaluation or benchmark of the

Company’s competition, the current business climate in the marketplace, the illiquid nature of the common stock, arm’s length sales of the Company’s capital stock (including preferred stock), the effect of the rights and preferences of the preferred stockholders, and the prospects of a liquidity event, among others.
Expected volatility:
As the Company is a privately-owned company, there is not sufficient historical volatility for the expected term of the options. Therefore, the Company used an average historical share price volatility based on an analysis of reported data for a peer group of comparable companies, which were selected based upon industry similarities.
Expected term (in years):
Expected term represents the period that the Company’s share option grants are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the options. Therefore, the Company utilizes the “simplified” method for all options granted to value share option grants. Under this approach, the weighted-average expected life is presumed to be the average of the vesting term and the contractual term of the option.
Risk-free interest rate:
The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.
Expected dividend yield:
The Company does not anticipate paying any dividends in the foreseeable future.
The weighted average grant-date fair value of stock options granted to employees during the years ended December 31, 2021 and 2020 was $3.39 and $4.71 per share, respectively.
During the years ended December 31, 2021 and 2020, the aggregate intrinsic value of stock option awards exercised was $1,040 and $12 respectively. Aggregate intrinsic value represents the difference between the exercise price and the fair value of the underlying common stock on the date of exercise.
As of December 31, 2021 there was $10,016 of unrecognized compensation cost related to unvested stock option grants to employees under the Plan, which is expected to be recognized over a weighted-average period of 2.6 years.